Benefit Plans and Stock-Based Compensation - Additional Information (Parenthetical) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 27, 2021 USD ($) shares	Mar. 27, 2021 CAD ($) shares	Mar. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option			(51,400)
Former Senior Executive [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment	$ 16,000	$ 20,000
Omnibus LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option	14,000	14,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option	35,000	35,000
Birks Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity cash-out payment, option	2,400	2,400